Financial Instruments (Gain And Loss On The Derivative Representing Either Hedge Ineffectiveness Or Hedge Components Excluded From The Assessment Of Effectiveness) (Detail) (USD $)
In Millions, unless otherwise specified
	3 Months Ended		12 Months Ended
	Mar. 29, 2013		Dec. 31, 2013		Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Amount of Comprehensive Income (Loss) Recognized in Accumulated OCI on Derivatives (Effective Portion)	$ (1.2)		$ (1.2)		$ 4.9
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income	(0.3)		(2.0)		(4.4)
Amount of Gain (Loss) Recognized in Income on the Ineffective Portion	0	[1]	0	[1]	(0.3)	[1]
Interest Expense [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Amount of Comprehensive Income (Loss) Recognized in Accumulated OCI on Derivatives (Effective Portion)	0.1		0.1		0.3
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income	0		(0.1)		0
Amount of Gain (Loss) Recognized in Income on the Ineffective Portion	0	[1]	0	[1]	0	[1]
Cost of Sales [Member] | Commodity Futures [Member]
Derivatives, Fair Value [Line Items]
Amount of Comprehensive Income (Loss) Recognized in Accumulated OCI on Derivatives (Effective Portion)	(1.3)		(1.3)		4.8
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income	(0.3)		(1.9)		(3.3)
Amount of Gain (Loss) Recognized in Income on the Ineffective Portion	0	[1]	0	[1]	(0.3)	[1]
Other Income /(Expense) [Member] | Foreign Currency Exchanges [Member]
Derivatives, Fair Value [Line Items]
Amount of Comprehensive Income (Loss) Recognized in Accumulated OCI on Derivatives (Effective Portion)	0				(0.2)
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income	0				(1.1)
Amount of Gain (Loss) Recognized in Income on the Ineffective Portion	$ 0	[1]			$ 0	[1]

[1]	The ineffective portion and the amount excluded from effectiveness testing for all derivatives designated as cash flow hedges is recognized in other income and expense.